CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (315)	$ (3,563)	$ (14,347)	$ (17,763)
Adjustments to reconcile net loss to cash used in operating activities:
Gain on extingishment of debt			(12,316)	0
Depreciation and amortization	1,117	1,477	5,286	5,935
Goodwill impairment charge			8,850	4,300
Non-cash lease expense	338	430	1,623	0
Stock compensation expense	311	597	1,559	2,186
Provision for doubtful accounts	(397)	(273)	1,557	213
Deferred income taxes	(215)	58	130	154
Amortization of debt discount	445	279	1,779	909
Interest expense paid with common and preferred stock	0	444	1,288	1,666
Paid in kind interest on term loan	547		1,242	0
Change in acquisition deposit for working capital guarantee	0	(400)	(783)	(100)
Changes in operating assets and liabilities:
Accounts receivable	2,176	888	3,222	(284)
Accrued interest			95	0
Accounts payable	(131)	(807)	(2,156)	1,210
Accrued compensation	(598)	(834)	2,729	0
Change in other assets, net of change in other liabilities	1,075	254	(2,005)	1,180
Net cash used in operating activities	47	(1,450)	(2,247)	(394)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(2)	(58)	(119)	(209)
Net cash used in investing activities	(2)	(58)	(119)	(209)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on term loan		(500)	(500)	(2,687)
Net proceeds from (payments on) subordinated debt			(1,724)	1,893
Payment on preferred stock redemption			(2,931)	0
Net proceeds from CARES Act Paycheck Protection Program Loans			19,927	0
Payments on capital lease			0	(51)
Net (payments on) proceeds from revolving credit		92	(2,387)	2,290
Net cash provided by financing activities		(408)	12,385	1,445
Net change in cash	45	(1,916)	10,019	842
Cash at beginning of year	14,074	4,055	4,055	3,213
Cash at end of year	14,119	2,139	14,074	4,055
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	1,647	2,497	7,785	10,137
Cash paid for taxes	21	45	80	92
Non-cash investing and financing activities
Conversion of series B convertible preferred stock to common stock			0	1,238
Beneficial conversion features on subordinated debt			0	841
Acquisition of equipment with finance lease	14	0	184	102
Conversion of 8% subordinated notes to common stock by related parties			1,000	0
Conversion of 10% subordinated notes to common stock			4,185	0
Conversion of series C preferred stock to common by related parties			93	0
Redemption of series B preferred stock			24,441	0
Redemption of series C preferred stock			34	0
Accrued fees on term loan			4,978	0
Right-of-use assets, net of deferred rent	0	5,900	6,246	0
Operating lease liability	$ 0	$ 6,341	$ 6,687	$ 0